Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	$ 200	$ 200
Adjustments	0	0
Goodwill, ending balance	200	200
Retirement Plans [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	25	25
Adjustments	0	0
Goodwill, ending balance	25	25
Individual Products and Solutions - Life and NBSG [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	175	175
Adjustments	0	0
Goodwill, ending balance	$ 175	$ 175